Cover Page Document	May 04, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 04, 2022
Entity Registrant Name	INTUIT INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-21180
Entity Tax Identification Number	77-0034661
Entity Address, Address Line One	2700 Coast Avenue
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	650
Local Phone Number	944-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	INTU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000896878
Amendment Flag	false